Digital Assets - Schedule of Digital Assets Reconciliation (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Digital Assets Reconciliation [Abstract]
SOL carrying value, beginning	€ 111,444
In-kind receipts from investments		37,320
Reclassification of prepayment to digital assets	50,000
Purchases of SOL	2,200	150,001
Staking rewards	3,091	1,734
Impairment of SOL	(75,834)	(77,611)
SOL carrying value, ending	€ 90,901	€ 111,444